Investment Securities (Details 5) (Non-agency mortgage-backed /CMO securities, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 item	Dec. 31, 2012 item
Investment Securities
Number of CUSIPs	13	13
Par Value	$ 2,988	$ 3,443
Amortized Cost	2,669	3,088
Fair Value	2,703	2,715
AA
Investment Securities
Number of CUSIPs	2	2
Par Value	198	264
Amortized Cost	198	264
Fair Value	201	268
A1
Investment Securities
Number of CUSIPs	1	1
Par Value	324	380
Amortized Cost	324	380
Fair Value	343	374
A3
Investment Securities
Number of CUSIPs	1	1
Par Value	281	320
Amortized Cost	281	320
Fair Value	283	318
BBB
Investment Securities
Number of CUSIPs	3	1
Par Value	240	231
Amortized Cost	240	231
Fair Value	237	225
Baa1
Investment Securities
Number of CUSIPs	1	1
Par Value	65	71
Amortized Cost	65	71
Fair Value	64	72
Baa2
Investment Securities
Number of CUSIPs	1	1
Par Value	33	97
Amortized Cost	33	97
Fair Value	33	96
Below Investment Grade
Investment Securities
Number of CUSIPs	4	4
Par Value	1,847	2,008
Amortized Cost	1,528	1,653
Fair Value	$ 1,542	$ 1,291